Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	153,962	$ 10,535,619
Northrop Grumman Corp.	8,977	4,296,931
RTX Corp.	77,405	7,549,310
Textron, Inc.	124,357	11,929,567
TransDigm Group, Inc.	3,526	4,342,621

		38,654,048

Air Freight & Logistics - 1.0%
FedEx Corp.	29,456	8,534,581
United Parcel Service, Inc., Class B	127,441	18,941,556

		27,476,137

Automobile Components - 0.2%
Aptiv PLC (A)	56,180	4,474,737

Automobiles - 0.9%
Tesla, Inc. (A)	152,261	26,765,961

Banks - 3.6%
Bank of America Corp.	883,909	33,517,829
Citigroup, Inc.	73,557	4,651,745
Fifth Third Bancorp	318,390	11,847,292
Truist Financial Corp.	380,201	14,820,235
US Bancorp	328,652	14,690,744
Wells Fargo & Co.	411,911	23,874,362

		103,402,207

Beverages - 1.9%
Coca-Cola Co.	389,401	23,823,553
Monster Beverage Corp. (A)	78,803	4,671,442
PepsiCo, Inc.	143,947	25,192,165

		53,687,160

Biotechnology - 2.8%
AbbVie, Inc.	199,558	36,339,512
Biogen, Inc. (A)	30,871	6,656,714
BioMarin Pharmaceutical, Inc. (A)	14,700	1,283,898
Neurocrine Biosciences, Inc. (A)	19,371	2,671,648
Regeneron Pharmaceuticals, Inc. (A)	17,912	17,240,121
Sarepta Therapeutics, Inc. (A)	9,416	1,218,995
Vertex Pharmaceuticals, Inc. (A)	39,046	16,321,619

		81,732,507

Broadline Retail - 4.2%
Amazon.com, Inc. (A)	675,658	121,875,190

Building Products - 1.3%
Carrier Global Corp.	100,391	5,835,729
Masco Corp.	97,747	7,710,283
Trane Technologies PLC	75,541	22,677,408

		36,223,420

Capital Markets - 2.1%
Ameriprise Financial, Inc.	9,498	4,164,303
Blackstone, Inc.	18,597	2,443,088
Charles Schwab Corp.	178,588	12,919,056
CME Group, Inc.	41,847	9,009,241
Goldman Sachs Group, Inc.	23,674	9,888,393

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	106,796	$ 14,676,974
State Street Corp.	100,455	7,767,181

		60,868,236

Chemicals - 2.0%
Dow, Inc.	225,417	13,058,407
Eastman Chemical Co.	72,749	7,290,905
Linde PLC	55,278	25,666,681
LyondellBasell Industries NV, Class A	70,645	7,225,570
PPG Industries, Inc.	25,797	3,737,985

		56,979,548

Commercial Services & Supplies - 0.1%
Cintas Corp.	4,444	3,053,161

Communications Equipment - 0.2%
Motorola Solutions, Inc.	14,467	5,135,496

Consumer Finance - 0.2%
Capital One Financial Corp.	29,622	4,410,420

Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	35,859	26,271,379
Dollar Tree, Inc. (A)	23,152	3,082,689

		29,354,068

Containers & Packaging - 0.0% (B)
International Paper Co.	20,736	809,119

Distributors - 0.1%
LKQ Corp.	44,110	2,355,915

Electric Utilities - 1.9%
Constellation Energy Corp.	23,437	4,332,329
NextEra Energy, Inc.	273,191	17,459,637
PG&E Corp.	805,242	13,495,856
Southern Co.	284,616	20,418,352

		55,706,174

Electrical Equipment - 0.7%
AMETEK, Inc.	14,180	2,593,522
Eaton Corp. PLC	57,874	18,096,042

		20,689,564

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	79,679	2,626,220
Keysight Technologies, Inc. (A)	28,507	4,457,924
TE Connectivity Ltd.	19,603	2,847,140

		9,931,284

Energy Equipment & Services - 0.1%
Baker Hughes Co.	111,742	3,743,357

Entertainment - 0.5%
Netflix, Inc. (A)	19,566	11,883,019
Warner Bros Discovery, Inc. (A)	141,176	1,232,466

		13,115,485

Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B (A)	94,716	39,829,972
Block, Inc. (A)	16,745	1,416,292
Corpay, Inc. (A)	34,797	10,736,267
Fidelity National Information Services, Inc.	39,224	2,909,636
Fiserv, Inc. (A)	59,071	9,440,727

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Mastercard, Inc., Class A	95,593	$ 46,034,721
Visa, Inc., Class A	120,131	33,526,160

		143,893,775

Food Products - 0.8%
Mondelez International, Inc., Class A	332,222	23,255,540

Ground Transportation - 1.2%
CSX Corp.	149,970	5,559,388
Norfolk Southern Corp.	28,069	7,153,946
Uber Technologies, Inc. (A)	183,866	14,155,843
Union Pacific Corp.	30,177	7,421,430

		34,290,607

Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	98,731	4,219,763
Becton Dickinson & Co.	17,846	4,415,993
Boston Scientific Corp. (A)	297,428	20,370,844
Dexcom, Inc. (A)	24,368	3,379,841
Intuitive Surgical, Inc. (A)	13,976	5,577,682
Medtronic PLC	166,916	14,546,729
Stryker Corp.	39,729	14,217,817

		66,728,669

Health Care Providers & Services - 2.5%
Centene Corp. (A)	108,555	8,519,396
CVS Health Corp.	47,058	3,753,346
Elevance Health, Inc.	23,666	12,271,768
HCA Healthcare, Inc.	5,933	1,978,833
Humana, Inc.	13,592	4,712,618
McKesson Corp.	8,306	4,459,076
UnitedHealth Group, Inc.	76,125	37,659,038

		73,354,075

Health Care REITs - 0.5%
Ventas, Inc.	176,227	7,672,924
Welltower, Inc.	57,178	5,342,712

		13,015,636

Hotels, Restaurants & Leisure - 3.0%
Booking Holdings, Inc.	4,711	17,090,943
Chipotle Mexican Grill, Inc. (A)	5,921	17,210,985
Expedia Group, Inc. (A)	81,028	11,161,607
Marriott International, Inc., Class A	28,587	7,212,786
McDonald’s Corp.	41,253	11,631,283
Royal Caribbean Cruises Ltd. (A)	66,970	9,309,500
Yum! Brands, Inc.	93,790	13,003,983

		86,621,087

Household Durables - 0.3%
Lennar Corp., Class A	25,587	4,400,452
Toll Brothers, Inc.	29,457	3,810,852

		8,211,304

Household Products - 0.6%
Church & Dwight Co., Inc.	39,182	4,087,075
Procter & Gamble Co.	78,233	12,693,304

		16,780,379

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	129,961	26,674,495

Industrial REITs - 0.7%
Prologis, Inc.	145,657	18,967,455

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.0%
Chubb Ltd.	37,525	$ 9,723,853
Globe Life, Inc.	4,740	551,594
MetLife, Inc.	111,338	8,251,259
Principal Financial Group, Inc.	12,369	1,067,568
Progressive Corp.	95,830	19,819,561
Travelers Cos., Inc.	78,444	18,053,102

		57,466,937

Interactive Media & Services - 6.2%
Alphabet, Inc., Class A (A)	381,036	57,509,764
Alphabet, Inc., Class C (A)	282,869	43,069,634
Meta Platforms, Inc., Class A	158,861	77,139,724

		177,719,122

IT Services - 1.0%
Accenture PLC, Class A	49,027	16,993,249
Cognizant Technology Solutions Corp., Class A	163,205	11,961,294

		28,954,543

Life Sciences Tools & Services - 1.3%
Danaher Corp.	69,322	17,311,090
Thermo Fisher Scientific, Inc.	32,038	18,620,806

		35,931,896

Machinery - 1.6%
Deere & Co.	55,470	22,783,748
Dover Corp.	25,774	4,566,895
Ingersoll Rand, Inc.	44,545	4,229,548
Otis Worldwide Corp.	157,567	15,641,676

		47,221,867

Media - 1.1%
Charter Communications, Inc., Class A (A)	25,900	7,527,317
Comcast Corp., Class A	511,606	22,178,120
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	62,122	1,845,024

		31,550,461

Metals & Mining - 0.2%
Nucor Corp.	23,049	4,561,397

Multi-Utilities - 0.2%
CMS Energy Corp.	117,713	7,102,802

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	43,534	6,867,053
ConocoPhillips	148,599	18,913,681
Diamondback Energy, Inc.	64,373	12,756,797
EOG Resources, Inc.	142,246	18,184,729
Exxon Mobil Corp.	411,456	47,827,645
Pioneer Natural Resources Co.	15,023	3,943,538

		108,493,443

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	91,516	4,380,871

Personal Care Products - 0.2%
Kenvue, Inc.	316,783	6,798,163

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	353,337	19,161,466
Eli Lilly & Co.	45,345	35,276,596

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	113,500	$ 17,954,565
Merck & Co., Inc.	136,672	18,033,870

		90,426,497

Professional Services - 0.3%
Leidos Holdings, Inc.	62,381	8,177,525

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	63,195	4,069,758
Sun Communities, Inc.	22,460	2,887,907

		6,957,665

Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc. (A)	145,615	26,282,051
Analog Devices, Inc.	103,955	20,561,259
Broadcom, Inc.	16,460	21,816,249
Lam Research Corp.	22,193	21,562,053
Micron Technology, Inc.	118,201	13,934,716
NVIDIA Corp.	172,642	155,992,405
NXP Semiconductors NV	97,213	24,086,465
Qorvo, Inc. (A)	35,572	4,084,733
Teradyne, Inc.	15,436	1,741,644
Texas Instruments, Inc.	144,041	25,093,383

		315,154,958

Software - 10.2%
Adobe, Inc. (A)	28,929	14,597,573
Cadence Design Systems, Inc. (A)	17,370	5,406,934
Intuit, Inc.	30,598	19,888,700
Microsoft Corp.	526,360	221,450,179
Salesforce, Inc.	36,368	10,953,314
ServiceNow, Inc. (A)	29,327	22,358,905

		294,655,605

Specialized REITs - 0.7%
Digital Realty Trust, Inc.	67,956	9,788,382
SBA Communications Corp.	41,438	8,979,615

		18,767,997

Specialty Retail - 3.0%
AutoNation, Inc. (A)	16,706	2,766,179
AutoZone, Inc. (A)	7,019	22,121,431
Best Buy Co., Inc.	101,376	8,315,873
Burlington Stores, Inc. (A)	27,319	6,343,199
Lowe’s Cos., Inc.	120,560	30,710,249
O’Reilly Automotive, Inc. (A)	6,235	7,038,567
TJX Cos., Inc.	99,188	10,059,647

		87,355,145

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	915,961	157,068,993
Seagate Technology Holdings PLC	141,862	13,200,259
Western Digital Corp. (A)	36,476	2,489,122

		172,758,374

Tobacco - 0.3%
Altria Group, Inc.	66,877	2,917,175
Philip Morris International, Inc.	69,430	6,361,176

		9,278,351

Trading Companies & Distributors - 0.2%
United Rentals, Inc.	8,059	5,811,426

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	38,135	$ 6,224,395

Total Common Stocks (Cost $1,967,691,240)		2,797,985,656

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 2.50% (C), dated 03/28/2024, to be repurchased at $76,961,552 on 04/01/2024. Collateralized by U.S. Government Obligations, 4.00% - 4.25%, due 12/15/2025 - 12/31/2025, and with a total value of $78,457,227.	$ 76,918,820	76,918,820

Total Repurchase Agreement (Cost $76,918,820)		76,918,820

Total Investments (Cost $2,044,610,060)		2,874,904,476
Net Other Assets (Liabilities) - 0.3%		7,307,248

Net Assets - 100.0%		$ 2,882,211,724

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	303	06/21/2024	$79,230,915	$80,423,775	$1,192,860	$—

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,797,985,656	$—	$—	$2,797,985,656
Repurchase Agreement	—	76,918,820	—	76,918,820

Total Investments	$2,797,985,656	$76,918,820	$—	$2,874,904,476

Other Financial Instruments
Futures Contracts (E)	$1,192,860	$—	$—	$1,192,860

Total Other Financial Instruments	$1,192,860	$—	$—	$1,192,860

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at March 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Page 5

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6